UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/99

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    October 21, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      87

Form 13F Information Table Entry Total:       $182,539



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2825    77000 SH       SOLE                             77000
Abercrombie & Fitch            COM              002896207      479    14050 SH       SOLE                             14050
Albertson's Inc                COM              013104104     2758    69725 SH       SOLE                             69725
Amer Home Prod                 COM              026609107      635    15300 SH       SOLE                             15300
Ameritech Corp                 COM              030954101     2685    40220 SH       SOLE                             40220
Amgen Inc                      COM              031162100      253     3100 SH       SOLE                              3100
Applebees Int                  COM              037899101     1866    55400 SH       SOLE                             55400
Assoc Banc-Corp                COM              045487105     4059   112174 SH       SOLE                            112174
Atlantic Richfield             COM              048825103     5436    61334 SH       SOLE                             61334
Avery Dennison                 COM              053611109      454     8600 SH       SOLE                              8600
BP Amoco PLC                   COM              055622104     3165    28561 SH       SOLE                             28561
Bank One Corp                  COM              059438101     1151    33074 SH       SOLE                             33074
Barnes & Noble                 COM              067774109     1755    67500 SH       SOLE                             67500
Barrick Gold Corp              COM              067901108      424    19500 SH       SOLE                             19500
Baxter Intl Inc                COM              071813109      253     4200 SH       SOLE                              4200
BellSouth Corp                 COM              079860102      657    14600 SH       SOLE                             14600
Bemis Company                  COM              081437105      222     6550 SH       SOLE                              6550
Borders Group                  COM              099709107     2055   139900 SH       SOLE                            139900
Bristol Myers Squibb           COM              110122108     9606   142310 SH       SOLE                            142310
CVS Corp                       COM              585745102      684    16750 SH       SOLE                             16750
CenterPoint Properties         COM              151895109     1242    36800 SH       SOLE                             36800
Chevron Corp                   COM              166751107      413     4652 SH       SOLE                              4652
Compaq Computers               COM              204493100     1505    65800 SH       SOLE                             65800
Computer Sciences Corp.        COM              205363104      949    13500 SH       SOLE                             13500
Compuware Corp                 COM              205638109      844    32400 SH       SOLE                             32400
Disney (Walt)                  COM              254687106      610    23480 SH       SOLE                             23480
Duke-Weeks Realty              COM              264411505     1462    75000 SH       SOLE                             75000
Emerson Elec                   COM              291011104      679    10750 SH       SOLE                             10750
Equity Residential Properties  COM              29476L107      369     8700 SH       SOLE                              8700
Ethan Allen                    COM              297602104     2483    78050 SH       SOLE                             78050
Exxon Corp                     COM              302290101     3281    43170 SH       SOLE                             43170
First American Bankshares      COM              none           759     2300 SH       SOLE                              2300
Firstar Corp                   COM              33761C103      351    13680 SH       SOLE                             13680
Fiserv Inc                     COM              337738108     2183    67162 SH       SOLE                             67162
GTE Corp                       COM              362320103     1230    16000 SH       SOLE                             16000
Gannett Inc                    COM              364730101     3892    56250 SH       SOLE                             56250
General Electric               COM              369604103    12325   103956 SH       SOLE                            103956
Gillette Co                    COM              375766102     3930   115802 SH       SOLE                            115802
Grainger W W                   COM              384802104      606    12600 SH       SOLE                             12600
Halliburton Co                 COM              406216101      648    15800 SH       SOLE                             15800
Health Care Realty Tr.         COM              421946104     2794   149000 SH       SOLE                            149000
Heinz H.J. Co                  COM              423074103     2234    51950 SH       SOLE                             51950
Hercules, Inc.                 COM              427056106      451    15750 SH       SOLE                             15750
Hewlett Packard                COM              428236103     4270    47050 SH       SOLE                             47050
Hon Industries                 COM              438092108     2247   116750 SH       SOLE                            116750
Honeywell, Inc.                COM              438506107     3812    34250 SH       SOLE                             34250
Hospitality Properties         COM              44106m102     2682   120900 SH       SOLE                            120900
Illinois Tool Works            COM              452308109     2483    33300 SH       SOLE                             33300
Intel Corp                     COM              458140100     1982    26668 SH       SOLE                             26668
Johnson Control                COM              478366107      836    12600 SH       SOLE                             12600
Johnson&Johnson                COM              478160104     3827    41650 SH       SOLE                             41650
Kimberly Clark                 COM              494368103     4224    80070 SH       SOLE                             80070
Liberty Property               COM              531172104     2632   116000 SH       SOLE                            116000
Manpower Inc                   COM              56418H100      542    18600 SH       SOLE                             18600
Marcus Corp                    COM              566330106      303    25150 SH       SOLE                             25150
Marshall & Ilsley              COM              571834100     3595    62993 SH       SOLE                             62993
McDonalds Corp                 COM              580135101      670    15496 SH       SOLE                             15496
McGraw-Hill                    COM              580645109      339     7000 SH       SOLE                              7000
Merck & Co                     COM              589331107    10664   164530 SH       SOLE                            164530
Microsoft Corp                 COM              594918104      581     6420 SH       SOLE                              6420
Mobil Corp                     COM              607059102     5185    51464 SH       SOLE                             51464
Mylan Labs Inc                 COM              628530107     1731    94200 SH       SOLE                             94200
Newell Rubbermaid Inc.         COM              651221061     2087    73075 SH       SOLE                             73075
Officemax Inc                  COM              67622m108     1158   199300 SH       SOLE                            199300
Pe Corp Com Pe Biosystems Grp  COM              69332s102      329     4556 SH       SOLE                              4556
Penny J C                      COM              708160106      417    12100 SH       SOLE                             12100
Pepsico, Inc.                  COM              713448108     2768    90750 SH       SOLE                             90750
Phillips Petroleum Co          COM              718507106      375     7700 SH       SOLE                              7700
Procter & Gamble               COM              742718109     2312    24663 SH       SOLE                             24663
Royal Dutch Petro              COM              780257705     4873    82500 SH       SOLE                             82500
SBC Commun Inc.                COM              78387G103      251     4920 SH       SOLE                              4920
Schlumberger                   COM              806857108     4198    67372 SH       SOLE                             67372
Sherwin Williams Co.           COM              824348106      917    43800 SH       SOLE                             43800
Sprint Corp                    COM              852061100      679    12520 SH       SOLE                             12520
Sysco Corp                     COM              871829107     5012   142950 SH       SOLE                            142950
TECO Energy Inc                COM              872375100     3129   148100 SH       SOLE                            148100
Transocean Offshore Inc.       COM              g90076103      205     6700 SH       SOLE                              6700
Tribune Co                     COM              896047107     4980   100100 SH       SOLE                            100100
UNUMProvident Corp             COM              91529y106      489    16600 SH       SOLE                             16600
US West Inc  (New)             COM              912889102     1030    18052 SH       SOLE                             18052
Unocal Corp                    COM              915289102      282     7600 SH       SOLE                              7600
Vodafone Airtouch PLC 6/99 was COM              92857T107      773     3251 SH       SOLE                              3251
WPS Resources                  COM              92931B106     1086    38700 SH       SOLE                             38700
Walgreen Co                    COM              931422109     1902    74970 SH       SOLE                             74970
Wallace Computer               COM              932270101     1889    93300 SH       SOLE                             93300
Warner Lambert                 COM              934488107     1497    22560 SH       SOLE                             22560
Wells Fargo  10/98 Exch. Norwe COM              949740104      634    16000 SH       SOLE                             16000